Long-Term Incentive Plans (LTIPs) - 2016 HeadHunter Unit Option Plan Movement (Details) - 2016 Headhunter Unit Option Plan - Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Settled Awards [Member] | Market price of the underlying shares
Management incentive agreement
Outstanding at beginning of the period (units)	890	890
Forfeited during the period (units)	(16)
Outstanding at end of the period (units)	874	890
Award Series 1
Management incentive agreement
Outstanding at end of the period (units)	785
Award Series 2
Management incentive agreement
Outstanding at end of the period (units)	20
Award Series 3
Management incentive agreement
Outstanding at end of the period (units)	15
Award Series 4
Management incentive agreement
Outstanding at end of the period (units)	12
Award Series 5
Management incentive agreement
Outstanding at end of the period (units)	8
Award Series 6
Management incentive agreement
Outstanding at end of the period (units)	14
Award Series 7
Management incentive agreement
Outstanding at end of the period (units)	20